Non-controlling Interests	12 Months Ended
Dec. 31, 2020
Disclosure of Non-controlling interests [Abstract]
Disclosure of non-controlling interests [text block]
Note 29
Non-controlling Interests

Non-controlling Interests are detailed as follows:

a.

Equity

Equity	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Viña San Pedro Tarapacá S.A.	42,455,039	40,970,994
Bebidas del Paraguay S.A.	15,881,635	18,930,090
Aguas CCU-Nestlé Chile S.A.	26,253,577	26,718,238
Cervecería Kunstmann S.A.	7,179,053	7,221,111
Compañía Pisquera de Chile S.A.	5,661,209	5,368,951
Sáenz Briones & Cía. S.A.I.C.	1,118,693	1,164,303
Distribuidora del Paraguay S.A.	4,361,300	4,777,051
Bebidas Bolivianas BBO S.A.	7,554,588	8,579,344
Other	1,779,126	1,142,971
Total	112,244,220	114,873,053

b.

Result

Result	For the years ended as of December 31,
	2020	2019	2018
	ThCh$	ThCh$	ThCh$
Aguas CCU-Nestlé Chile S.A.	6,708,433	7,590,887	7,587,140
Viña San Pedro Tarapacá S.A.	3,815,479	3,775,811	2,520,768
Cervecería Kunstmann S.A.	1,893,749	3,111,069	2,772,074
Compañía Pisquera de Chile S.A.	1,390,781	1,283,694	1,154,401
Sáenz Briones & Cía. S.A.I.C.	52,290	(69,465)	42,787
Distribuidora del Paraguay S.A.	38,665	324,839	1,431,158
Bebidas del Paraguay S.A.	(1,062,629)	221,498	210,568
Bebidas Bolivianas BBO S.A.	(727,028)	(568,189)	(552,816)
Other	(67,156)	(166,176)	27,659
Total	12,042,584	15,503,968	15,193,739

c.

The Summarized financial information of non controlling interest is detailed as follows:

	As of December 31, 2020	As of December 31, 2019

	ThCh$	ThCh$
Assets and Liabilities
Current assets	839,968,110	762,824,893
Non-current assets	932,342,408	922,672,059
Current liabilities	465,134,566	438,802,486
Non-current liabilities	259,155,674	207,501,667

Dividends paid	11,994,014	10,969,709

The main significant Non-controlling interest is represented by Viña San Pedro Tarapacá S.A. with the following balances:

Assets and Liabilities	As of December 31, 2020	As of December 31, 2019

	ThCh$	ThCh$
Assets and Liabilities
Current assets	208,725,098	161,149,880
Non-current assets	216,866,727	219,742,431
Current liabilities	99,267,005	90,203,962
Non-current liabilities	76,505,535	49,601,667

Result	For the years ended as of December 31,
	2020	2019	2018
	ThCh$	ThCh$	ThCh$
Net sales	235,210,368	212,321,758	206,518,731
Net income of year	22,451,521	22,218,101	14,833,018

Dividends paid by Viña San Pedro Tarapacá S.A. amounted to ThCh$ 11,109,577, ThCh$ 7,416,023 and

ThCh$ 9,070,285, for the years ended
December 31, 2020, 2019 and 2018
, respectively.